UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	$ 254	$ 179
Non-controlling interest	0	(1)
Net income for the period	254	178
Items that may be reclassified subsequently to profit:
Share of foreign exchange fluctuation reserve of joint ventures	2	(2)
Effective portion of changes in the fair value of cash flow hedges	3	79
Fair value on investments measured at fair value through other comprehensive income	3	0
Income tax effect	0	(2)
Total other comprehensive income for the period	8	75
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	8	75
Other comprehensive income	8	75
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	262	254
Non-controlling interest	0	(1)
Total comprehensive income for the period	$ 262	$ 253